Risk Management - Effect of Unconditional Netting (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit linked note
Disclosure of credit risk exposure [line items]
Gross amounts of financial instruments	$ 1,392	$ 1,276
Amounts subject to an enforceable netting arrangement	(1,392)	(1,276)
Net amounts of financial instruments	0	0
Variable surplus note
Disclosure of credit risk exposure [line items]
Gross amounts of financial instruments	(1,392)	(1,276)
Amounts subject to an enforceable netting arrangement	1,392	1,276
Net amounts of financial instruments	0	0
Fixed Surplus Note
Disclosure of credit risk exposure [line items]
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 0	$ 0